SUPPLEMENT DATED DECEMBER 1, 2025
                    TO THE VARIABLE ANNUITY PROSPECTUS
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                  AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VARIABLE SEPARATE ACCOUNT
                 Polaris Select Investor Variable Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                       FS VARIABLE SEPARATE ACCOUNT
                Polaris Select Investor Variable Annuity
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You should read this information carefully and retain this supplement for future reference together with the prospectus for your policy.

Effective on or about December 1, 2025, the Macquarie VIP Asset Strategy Series Service Class Fund is renamed the Nomura VIP Asset Strategy Series Service Class Fund.

Additional information regarding the Funds, including the Fund prospectuses, may be obtained by visiting our website at www.corebridgefinanical.com/ProductProspectuses or by calling (855) 421-2692.

           Please keep this supplement with your Prospectus.